SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation common stock subject to possible redemption (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross Proceeds			$ 207,000,000
Proceeds allocated to Public Rights	$ (17,595,000)		(17,595,000)
Common stock issuance costs			(4,552,520)
Remeasurement of carrying value to redemption value	24,217,520	$ 4,113,552	24,217,520
Common stock subject to possible redemption	$ 209,070,000	$ 213,183,552	$ 209,070,000